Regulatory Assets and Liabilities (Regulated Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Regulatory Liabilities [Line Items]
Regulatory Liability, Current	$ 251	$ 226
Regulatory Liability, Noncurrent	2,359	2,242
Regulatory Liabilities, Total	2,610	2,468
Deferred income tax regulatory assets [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	1,218	1,116
Accumulated reserve - cost of removal [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	955	894
Deferrals related to derivative instruments [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	116	182
Fuel Adjustment Mechanism Liability [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	161	177
Cost Recovery Clauses Liability [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	30	51
Self Insurance Fund [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	30	28
Storm Reserve [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	76	0
Other Regulatory Assets (Liabilities) [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities, Total	$ 24	$ 20